Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended	131 Months Ended
	Apr. 30, 2019	Jun. 30, 2016	Jul. 22, 2015	Jun. 30, 2019	Jun. 30, 2026	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000097931
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive ETF Portfolio
Accumulated Value		$ 10,000					$ 11,785			$ 13,193			$ 13,642			$ 13,318			$ 19,067			$ 16,345			$ 18,463			$ 21,184		$ 23,869		$ 30,446
C000097930
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive ETF Portfolio
Accumulated Value		10,000					11,757			13,124			13,536			13,191			18,823			16,095			18,137			20,763		23,335		29,688
C000158839
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive ETF Portfolio
Accumulated Value			$ 10,000			$ 9,727			$ 11,325			$ 12,549			$ 12,882			$ 12,517			$ 17,829			$ 15,203			$ 17,097		$ 19,519		$ 21,879		$ 27,766
C000211504
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Aggressive ETF Portfolio
Accumulated Value	$ 10,000			$ 9,959				$ 9,704			$ 13,848			$ 11,841			$ 13,343			$ 15,275			$ 17,167			$ 21,841
C000097924
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
Accumulated Value		10,000					10,837			11,404			11,980			12,126			14,703			13,274			14,208			15,511		17,030		19,562
C000097925
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
Accumulated Value		10,000					10,809			11,348			11,885			12,005			14,516			13,070			13,959			15,202		16,650		19,084
C000211501
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
Accumulated Value	10,000			10,090				10,193			12,325			11,088			11,834			12,880			14,100			16,157
C000158836
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Balanced ETF Portfolio
Accumulated Value			10,000			10,079			10,855			11,357			11,869			11,953			14,424			12,952			13,798		14,982		16,372		18,720
C000097922
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
Accumulated Value		10,000					10,533			10,920			11,489			11,823			13,378			12,403			13,042			14,068		15,270		16,838
C000097923
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
Accumulated Value		10,000					10,508			10,866			11,406			11,706			13,219			12,215			12,816			13,786		14,938		16,426
C000211500
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
Accumulated Value	10,000			10,126				10,391			11,734			10,842			11,376			12,237			13,259			14,580
C000158835
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Conservative ETF Portfolio
Accumulated Value			10,000			10,108			10,609			10,959			11,485			11,754			13,251			12,220			12,780		13,724		14,829		16,261
C000097929
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderately Aggressive ETF Portfolio
Accumulated Value		10,000					11,529			12,708			13,211			13,024			17,810			15,448			17,271			19,625		22,060		27,340
C000097928
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderately Aggressive ETF Portfolio
Accumulated Value		10,000					11,499			12,641			13,113			12,890			17,582			15,216			16,975			19,234		21,565		26,664
C000211503
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderately Aggressive ETF Portfolio
Accumulated Value	10,000			10,013				9,845			13,429			11,621			12,965			14,690			16,471			20,365
C000158838
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderately Aggressive ETF Portfolio
Accumulated Value			10,000			9,800			11,169			12,191			12,610			12,371			16,819			14,527			16,161		18,266		20,437		25,192
C000097926
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderate ETF Portfolio
Accumulated Value		10,000					11,163			12,036			12,595			12,679			16,230			14,397			15,710			17,479		19,431		23,017
C000097927
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderate ETF Portfolio
Accumulated Value		10,000					11,142			11,974			12,501			12,555			16,038			14,185			15,449			17,139		19,012		22,455
C000211502
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderate ETF Portfolio
Accumulated Value	10,000			10,058				10,094			12,885			11,387			12,395			13,748			15,237			17,996
C000158837
Account Value [Line Items]
Line Graph and Table Measure Name					TOPS Moderate ETF Portfolio
Accumulated Value			10,000			9,938			10,971			11,720			12,262			12,289			15,645			13,809			14,999		16,607		18,365		21,647
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,139			11,954			13,672			15,096			16,229			22,850			20,424			24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,024				10,777			15,173			13,562			16,220			20,203			23,266			28,460
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,024				10,777			15,173			13,562			16,220			20,203			23,266			28,460
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,139			11,954			13,672			15,096			16,229			22,850			20,424			24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,024				10,777			15,173			13,562			16,220			20,203			23,266			28,460
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,139			11,954			13,672			15,096			16,229			22,850			20,424			24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			10,024				10,777			15,173			13,562			16,220			20,203			23,266			28,460
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,139			11,954			13,672			15,096			16,229			22,850			20,424			24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000					11,790			13,484			14,889			16,006			22,536			20,144			24,091			30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000					$ 11,790			$ 13,484			$ 14,889			$ 16,006			$ 22,536			$ 20,144			$ 24,091			$ 30,006		$ 34,556		$ 42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 10,024				$ 10,777			$ 15,173			$ 13,562			$ 16,220			$ 20,203			$ 23,266			$ 28,460
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 10,139			$ 11,954			$ 13,672			$ 15,096			$ 16,229			$ 22,850			$ 20,424			$ 24,426		$ 30,424		$ 35,037		$ 42,859